Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-009 [ARSP]
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 549,650	$ 572,733
Asset Held for Investment, Total	$ 549,650
Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Plan Number	009
Entity Tax Identification Number	43-1301883
EBP-43-1301883-009 [ARSP] | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	3.25%
EBP-43-1301883-009 [ARSP] | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.50%
EBP-43-1301883-011 [PRRSP]
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 605	$ 685
Asset Held for Investment, Total	$ 605
Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Plan Number	011
Entity Tax Identification Number	43-1301883
EBP-43-1301883-011 [PRRSP] | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
EBP-43-1301883-011 [PRRSP] | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%